Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2018
Initial application of IFRS 16, Leases [Member]
Statement Line Items [Line Items]
Schedule of effects on the consolidated statement of financial positionand consolidated statements of income and cash flows

Effect on the consolidated statement of financial position as at December 31, 2018

	In accordance with the previous policy	Change	In accordance with IFRS 16
	NIS	NIS	NIS
Other receivables	324	(52)	272
Property, plant and equipment	6,315	(2)	6,313
Intangible assets	4,228	(1)	4,227
Right-of-use assets	-	1,504	1,504
Trade and other payables	1,803	(89)	1,714
Current lease rights liabilities	-	445	445
Non-current lease rights liabilities	-	1,106	1,106
Equity attributable to shareholders	(450)	(3)	(453)
Non-controlling interests	627	(10)	617

Effect on the consolidated statement of income for 2018

	In accordance with the previous policy	Change	In accordance with IFRS 16
	NIS	NIS	NIS
General and operating expenses	3,817	(412)	3,405
Depreciation and amortization	1,988	399	2,387
Impairment losses	2,291	3	2,294
Operating loss	(1,405)	10	(1,965)
Financing expenses net	544	26	570
Loss after financing expenses	(1,949)	(16)	(1,965)
Loss before income tax	(1,952)	(16)	(1,968)
Income tax	(56)	(3)	(59)
Loss for the period	(1,896)	(13)	(1,909)
Loss attributable to shareholders of the company	(714)	(3)	(717)
Loss attribute to non-controlling interests	(1,182)	(10)	(1,192)

Initial application of IFRS 9, Financial Instruments (2014) [Member]
Statement Line Items [Line Items]
Schedule of effects on the consolidated statement of financial positionand consolidated statements of income and cash flows

Effect on the consolidated statement of financial position as at December 31, 2018

	In accordance with IAS 39	Adjustments	In accordance with IFRS 9
	NIS	NIS	NIS
Current maturities of bank loans and credit and debentures	4,711	13	4,724

Equity deficit attributable to shareholders of the Company	(440)	(13)	(453)

Effect on the consolidated statement of income for 2018

	In accordance with IAS 39	Adjustments	In accordance with IFRS 9
	NIS thousands	NIS thousands	NIS thousands
Financing expenses, net	566	4	570
Loss for the period	(1,913)	4	(1,909)

Initial application of IFRS 15 [Member]
Statement Line Items [Line Items]
Schedule of effects on the consolidated statement of financial positionand consolidated statements of income and cash flows

	In accordance with the previous policy	Change	In accordance with IFRS15
	NIS	NIS	NIS
Net subscriber acquisition asset (stated as deferred expenses and non-current investments)	4	111	115
Equity attributable to shareholders of the Company	1,224	22	1,246
Non-controlling interests	1,778	62	1,840
Total equity	3,002	84	3,086

	Year ended December 31, 2017
	In accordance with the previous policy	Change	In accordance with IFRS15
	NIS	NIS	NIS
Net cash from operating activities	3,322	165	3,487
Net cash used in investing activities	(963)	(165)	(1,128)

	Year ended December 31, 2017
	In accordance with the previous policy	Change	In accordance with IFRS15
	NIS	NIS	NIS
General and operating expenses	4,037	(131)	3,906
Salaries	2,041	(34)	2,007
Depreciation and amortization expenses	2,063	54	2,117
Operating profit	1,499	111	1,610
Profit after financing expenses	982	111	1,093
Profit before income tax	977	111	1,088
Income tax	320	27	347
Net profit for the period	657	84	741
Profit attributable to shareholders of the Company	56	22	78
Profit attributable to non-controlling interests	601	62	663
Earnings per share (Basic and Diluted)	1.88	0.74	2.62